Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000196754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF
Without Sales Load [Member] | C000196754
Average Annual Return [Line Items]
Average Annual Return, Percent	26.07%	19.51%	9.46%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.58%	11.15%
AFFINITY WORLD LEADERS EQUTIY ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE StarMine Affinity World Leaders Total Return Index
Average Annual Return, Percent	29.26%	21.43%	11.01%